Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Contract Liabilities [Abstract]
Balance at beginning of the year	$ 4,499	$ 20,445
Additions	53,914	143,447
Recognize to revenue from the beginning balance	(4,485)	(20,531)
Recognized to revenue during the year	(14,371)	(138,983)
Exchange difference	(197)	121
Balance at the end of year	$ 39,360	$ 4,499